Loans - Troubled Debt Restructurings Segregated by Class (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Loan	Dec. 31, 2016 USD ($) Loan
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	3	3
Post-Modification Outstanding Recorded Investment	$ 3,047	$ 3,288
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	3	3
Pre-Modification Outstanding Recorded Investment	$ 4,871	$ 4,871
Post-Modification Outstanding Recorded Investment	$ 3,047	$ 3,288
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member]
Financing Receivable, Modifications [Line Items]
Number of Loans | Loan	3	3
Pre-Modification Outstanding Recorded Investment	$ 4,871	$ 4,871
Post-Modification Outstanding Recorded Investment	$ 3,047	$ 3,288